INTANGIBLES (Details Narrative) (USD $)	12 Months Ended		49 Months Ended	52 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Purchases of intangibles		$ 50,000	$ 50,000	$ 50,000
Amortization expense	230,365		240,364
Licensing Agreement - Bright [Member]
Finite-Lived Intangible Assets [Line Items]
Purchases of intangibles		50,000
Useful Life		10 years
Amortization expense		$ 5,000